UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3864

                            Oppenheimer Balanced Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                  Shares           Value
                                                                 --------       ------------
COMMON STOCKS--64.5%
CONSUMER DISCRETIONARY--10.4%
HOTELS, RESTAURANTS & LEISURE--1.1%
Las Vegas Sands Corp. (1)                                         977,140       $  5,794,440
MEDIA--9.3%
Cablevision Systems Corp. New York Group, Cl. A                   430,510          7,249,788
Comcast Corp., Cl. A Special, Non-Vtg.                            541,880          8,751,362
Jupiter Telecommunications Co. Ltd.                                 8,540          8,893,257
Liberty Global, Inc., Series A (1)                                572,957          9,121,475
Liberty Global, Inc., Series C (1)                                381,319          5,788,422
National CineMedia, Inc.                                          501,420          5,084,399
Time Warner Cable, Inc., Cl. A (1)                                194,599          4,174,149
                                                                                ------------
                                                                                  49,062,852

CONSUMER STAPLES--5.9%
FOOD PRODUCTS--1.4%
Nestle SA                                                         195,350          7,685,887
TOBACCO--4.5%
Altria Group, Inc.                                                181,800          2,737,908
Lorillard, Inc.                                                   110,980          6,253,723
Philip Morris International, Inc.                                 338,700         14,736,837
                                                                                ------------
                                                                                  23,728,468

ENERGY--3.9%
OIL, GAS & CONSUMABLE FUELS--3.9%
Alpha Natural Resources, Inc. (1)                                  56,470            914,249
Exxon Mobil Corp.                                                 213,980         17,082,023
Petroleo Brasileiro SA, ADR                                       118,010          2,890,065
                                                                                ------------
                                                                                  20,886,337

FINANCIALS--6.3%
CAPITAL MARKETS--2.6%
Credit Suisse Group AG, ADR                                       120,360          3,401,374
Julius Baer Holding AG                                            274,501         10,541,106
                                                                                ------------
                                                                                  13,942,480

CONSUMER FINANCE--1.5%
SLM Corp. (1)                                                     870,330          7,745,937
INSURANCE--2.2%
Everest Re Group Ltd.                                             153,360         11,676,830
HEALTH CARE--6.9%
BIOTECHNOLOGY--0.9%
Amicus Therapeutics, Inc. (1)                                     210,270          1,677,955
Human Genome Sciences, Inc. (1)                                   539,000          1,142,680
Orexigen Therapeutics, Inc. (1)                                   334,030          1,863,887
                                                                                ------------
                                                                                   4,684,522

HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Beckman Coulter, Inc.                                              71,910          3,159,725
HEALTH CARE PROVIDERS & SERVICES--2.3%
Aetna, Inc.                                                       115,910          3,303,435
Health Net, Inc. (1)                                              306,200          3,334,518

                          1 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                Shares           Value
                                                              -----------     ------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Medco Health Solutions, Inc. (1)                                  115,040     $  4,821,326
Skilled Healthcare Group, Inc., Cl. A (1)                         103,760          875,734
                                                                              ------------
                                                                                12,335,013

LIFE SCIENCES TOOLS & SERVICES--0.9%
Thermo Fisher Scientific, Inc. (1)                                141,330        4,815,113
PHARMACEUTICALS--2.2%
Abbott Laboratories                                               108,810        5,807,190
Wyeth                                                             151,000        5,664,010
                                                                              ------------
                                                                                11,471,200

INDUSTRIALS--4.1%
AEROSPACE & DEFENSE--0.5%
Orbital Sciences Corp. (1)                                        142,457        2,782,185
INDUSTRIAL CONGLOMERATES--2.4%
Siemens AG, Sponsored ADR                                         165,980       12,572,985
MACHINERY--0.9%
Joy Global, Inc.                                                  128,570        2,942,967
Navistar International Corp. (1)                                   77,890        1,665,288
                                                                              ------------
                                                                                 4,608,255

TRADING COMPANIES & DISTRIBUTORS--0.3%
Aircastle Ltd.                                                    340,400        1,627,112
INFORMATION TECHNOLOGY--25.2%
COMMUNICATIONS EQUIPMENT--5.4%
Nortel Networks Corp. (1)                                           1,478              384
QUALCOMM, Inc.                                                    404,030       14,476,395
Research in Motion Ltd. (1)                                       343,680       13,946,534
                                                                              ------------
                                                                                28,423,313

COMPUTERS & PERIPHERALS--1.1%
International Business Machines Corp.                              66,830        5,624,413
INTERNET SOFTWARE & SERVICES--5.3%
eBay, Inc. (1)                                                    605,500        8,452,780
Google, Inc., Cl. A (1)                                            47,290       14,548,769
Yahoo!, Inc. (1)                                                  430,200        5,248,440
                                                                              ------------
                                                                                28,249,989

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.5%
Applied Materials, Inc.                                           546,330        5,534,323
Varian Semiconductor Equipment Associates, Inc. (1)               121,850        2,207,922
                                                                              ------------
                                                                                 7,742,245

SOFTWARE--11.9%
Electronic Arts, Inc. (1)                                         330,700        5,304,428
Microsoft Corp.                                                   765,380       14,878,987
Novell, Inc. (1)                                                  760,190        2,957,139
Synopsys, Inc. (1)                                                255,320        4,728,526
Take-Two Interactive Software, Inc.                             3,669,847       27,744,043
THQ, Inc. (1)                                                   1,781,530        7,464,611
                                                                              ------------
                                                                                63,077,734

                          2 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                Shares           Value
                                                              -----------     ------------
MATERIALS--1.3%
CHEMICALS--1.3%
Lubrizol Corp. (The)                                               95,150     $  3,462,509
Mosaic Co. (The)                                                   93,560        3,237,176
                                                                              ------------
                                                                                 6,699,685

UTILITIES--0.5%
ENERGY TRADERS--0.5%
NRG Energy, Inc. (1)                                              112,850        2,632,791
                                                                              ------------
Total Common Stocks (Cost $429,754,064)                                        341,029,511

PREFERRED STOCKS--3.0%
Mylan, Inc., 6.50% Cv., Non-Vtg.                                    9,900        6,524,397
Petroleo Brasileiro SA, Preference                                272,830        2,768,260
Schering-Plough Corp., 6% Cv.                                      39,000        6,805,500
                                                                              ------------
Total Preferred Stocks (Cost $12,918,940)                                       16,098,157

                                                               Principal
                                                                Amount
                                                              -----------
ASSET-BACKED SECURITIES--3.0%
Ace Securities Corp. Home Equity Loan Trust,
Asset-Backed Pass-Through Certificates, Series 2005-HE7,
Cl. A2B, 0.651%, 11/25/35 (2)                                 $     5,538            5,487

Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
0.951%, 5/25/34 (2)                                             1,500,534        1,158,936

Argent Securities Trust 2006-W5, Asset-Backed
Pass-Through Certificates, Series 2006-W5, Cl. A2B,
0.571%, 5/26/36 (2)                                               646,332          590,744

Capital One Prime Auto Receivables Trust, Automobile
Asset-Backed Certificates, Series 2005-1, Cl. A4,
1.215%, 4/15/11 (2)                                             2,704,448        2,625,665

Centex Home Equity Loan Trust 2006-A, Asset-Backed
Certificates, Series 2006-A, Cl. AV2, 0.571%, 5/16/36 (2)         612,556          586,873

Citibank Credit Card Issuance Trust, Credit Card
Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15              310,000          168,335

Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 1.211%, 2/25/33 (2)                         31,485           14,680
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                          173,963          171,390
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 (2)                   1,700,000        1,359,570
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 (2)                     391,705          337,788

CWABS, Inc. Asset-Backed Certificates Trust,
Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
0.591%, 12/5/29 (2)                                               920,000          707,366

First Franklin Mortgage Loan Trust 2005-FF10, Mtg.
Pass-Through Certificates, Series 2005-FF10, Cl. A3,
0.681%, 11/25/35 (2)                                              194,667          192,148

First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
0.561%, 7/25/36 (2)                                             1,230,000        1,066,470

First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
0.581%, 7/7/36 (2)                                                620,000          528,480

HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1,
0.768%, 1/20/35 (2)                                               514,551          365,797

                          3 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                               Principal
                                                                Amount           Value
                                                              -----------     ------------
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4,
Cl. A2V, 0.618%, 3/20/36 (2)                                  $   340,000     $    284,878

Lehman XS Trust, Mtg. Pass-Through Certificates, Series
2005-2, Cl. 2A1B, 5.18%, 8/25/35 (2)                              191,191          187,606

Litigation Settlement Monetized Fee Trust, Asset-Backed
Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31 (3)          246,904          242,319

MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 2.545%, 3/15/16 (2)        2,900,000        1,127,979

Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 0.571%, 7/1/36 (2)        1,704,293        1,501,854

RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-RS4, Cl. A1,
0.551%, 7/25/36 (2)                                                21,118           20,918

RASC Series 2006-KS7 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates, Series 2006-KS7,
Cl. A2, 0.571%, 9/25/36 (2)                                     1,247,160        1,134,743

Specialty Underwriting & Residential Finance Trust, Home
Equity Asset-Backed Obligations, Series 2005-BC3, Cl.
A2B, 0.721%, 6/25/36 (2)                                            5,664            5,613

Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-BNC3, Cl. A2,
0.511%, 9/25/36 (2)                                               376,618          352,581

Wells Fargo Home Equity Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed Certificates, Series
2006-2, Cl. A2, 0.571%, 7/25/36 (2)                             1,032,033          973,994
                                                                              ------------
Total Asset-Backed Securities (Cost $19,722,032)                                15,712,214

MORTGAGE-BACKED OBLIGATIONS--34.1%

GOVERNMENT AGENCY--24.2%
FHLMC/FNMA/SPONSORED--24.0%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/18                                                    172,681          177,723
5%, 8/15/33 (4)                                                   447,574          458,573
6%, 7/15/24                                                       178,883          184,977
6%, 1/1/24 (5)                                                    290,000          300,195
6.50%, 1/1/24 (5)                                               2,035,000        2,111,313
8%, 4/1/16                                                         34,851           37,098
9%, 8/1/22-5/1/25                                                  10,390           11,329

Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                     26,338           26,330
Series 2006-11, Cl. PS, 22.839%, 3/25/36 (2)                      609,748          695,156
Series 2034, Cl. Z, 6.50%, 2/15/28                                322,113          338,903
Series 2053, Cl. Z, 6.50%, 4/15/28                                330,816          346,278
Series 2427, Cl. ZM, 6.50%, 3/15/32                             1,238,953        1,298,400
Series 2592, Cl. F, 1.945%, 12/15/32 (2)                          474,162          456,068
Series 3025, Cl. SJ, 20.368%, 8/15/35 (2)                         129,828          148,433

Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 3.156%, 6/1/26 (6)                            265,834           52,559
Series 183, Cl. IO, 1.15%, 4/1/27 (6)                             424,764           63,038

                          4 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                              Principal
                                                                Amount           Value
                                                             ------------     ------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 184, Cl. IO, 7.475%, 12/1/26 (6)                      $    465,686     $     92,719
Series 192, Cl. IO, 4.829%, 2/1/28 (6)                            132,349           18,698
Series 200, Cl. IO, 4.46%, 1/1/29 (6)                             162,779           27,761
Series 202, Cl. IO, (6.238)%, 4/1/29 (6)                        1,493,190          208,303
Series 2130, Cl. SC, 31.587%, 3/15/29 (6)                         345,086           52,228
Series 216, Cl. IO, 2.681%, 12/1/31 (6)                           317,932           40,209
Series 224, Cl. IO, (0.528)%, 3/1/33 (6)                          991,189          147,777
Series 243, Cl. 6, 15.224%, 12/15/32 (6)                          595,440           77,869
Series 2527, Cl. SG, 31.83%, 2/15/32 (6)                          446,039           28,580
Series 2531, Cl. ST, 35.211%, 2/15/30 (6)                         514,405           33,425
Series 2796, Cl. SD, 45.665%, 7/15/26 (6)                         510,788           49,050
Series 2802, Cl. AS, 99.999%, 4/15/33 (6)                         883,637           84,071
Series 2920, Cl. S, 54.646%, 1/15/35 (6)                        2,880,179          283,067
Series 3000, Cl. SE, 99.999%, 7/15/25 (6)                       3,045,431          243,662
Series 3110, Cl. SL, 99.999%, 2/15/26 (6)                         511,931           36,801
Series 3146, Cl. SA, 38.014%, 4/15/36 (6)                       3,580,929          425,620

Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 6.202%, 6/1/26 (7)                            112,937           95,764
Series 192, Cl. PO, 8.464%, 2/1/28 (7)                            132,348          118,956

Federal National Mortgage Assn.:
4.50%, 1/1/22 (5)                                               9,238,000        9,442,973
5%, 1/1/24-1/1/39 (5)                                          25,459,000       26,049,311
5.50%, 1/1/24-1/1/39 (5)                                       20,925,000       21,468,125
6%, 9/25/19                                                       552,588          575,809
6%, 1/1/24-1/1/39 (5)                                          24,754,000       25,532,088
6.50%, 1/1/24-1/1/39 (5)                                       13,955,000       14,490,960
7%, 11/1/17                                                       745,361          773,347
7%, 1/1/39 (5)                                                  5,000,000        5,235,940
7.50%, 1/1/33 (4)                                                 364,170          386,165
8.50%, 7/1/32                                                      20,744           22,560

Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                 27,086           27,318
Trust 1996-35, Cl. Z, 7%, 7/25/26                                 152,311          163,208
Trust 1998-61, Cl. PL, 6%, 11/25/28                               542,605          562,249
Trust 2001-44, Cl. QC, 6%, 9/25/16                              1,440,370        1,507,290
Trust 2001-70, Cl. LR, 6%, 9/25/30                                 11,360           11,338
Trust 2003-130, Cl. CS, 13.158%, 12/25/33 (2)                     874,526          878,733
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                             160,000          159,171
Trust 2006-46, Cl. SW, 22.471%, 6/25/36 (2)                       481,302          537,874
Trust 2006-50, Cl. KS, 22.472%, 6/25/36 (2)                     1,190,620        1,338,053

Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 9.293%, 10/25/23 (6)                       12,050              395
Trust 2001-65, Cl. S, 40.985%, 11/25/31 (6)                     1,414,367          193,779
Trust 2001-81, Cl. S, 25.237%, 1/25/32 (6)                        295,693           41,728

                          5 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                              Principal
                                                                Amount           Value
                                                             ------------     ------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-38, Cl. IO, 39.608%, 4/25/32 (6)                  $    495,580     $     53,575
Trust 2002-47, Cl. NS, 22.933%, 4/25/32 (6)                       595,513           80,779
Trust 2002-51, Cl. S, 23.235%, 8/25/32 (6)                        546,814           74,400
Trust 2002-52, Cl. SD, 24.047%, 9/25/32 (6)                       610,427           84,575
Trust 2002-60, Cl. SM, 42.195%, 8/25/32 (6)                        78,260            8,133
Trust 2002-7, Cl. SK, 43.23%, 1/25/32 (6)                          25,316            2,689
Trust 2002-77, Cl. BS, 32.357%, 12/18/32 (6)                       45,923            6,098
Trust 2002-77, Cl. IS, 32.171%, 12/18/32 (6)                      844,322          116,833
Trust 2002-77, Cl. SH, 29.559%, 12/18/32 (6)                      395,624           49,715
Trust 2002-9, Cl. MS, 23.671%, 3/25/32 (6)                        410,997           51,745
Trust 2002-90, Cl. SN, 43.761%, 8/25/32 (6)                        39,834            4,288
Trust 2002-90, Cl. SY, 45.591%, 9/25/32 (6)                        18,863            1,999
Trust 2002-96, Cl. SK, 43.322%, 4/25/32 (6)                     3,802,694          701,324
Trust 2003-118, Cl. S, 32.939%, 12/25/33 (6)                    2,742,374          331,241
Trust 2003-33, Cl. SP, 22.276%, 5/25/33 (6)                     1,518,276          201,668
Trust 2003-4, Cl. S, 38.118%, 2/25/33 (6)                         801,442          102,799
Trust 2003-46, Cl. IH, (5.779)%, 6/1/33 (6)                     5,243,901          710,863
Trust 2003-89, Cl. XS, 20.272%, 11/25/32 (6)                      832,222           65,020
Trust 2004-54, Cl. DS, 33.512%, 11/25/30 (6)                      557,610           62,227
Trust 2005-40, Cl. SA, 55.905%, 5/25/35 (6)                     1,657,612          170,155
Trust 2005-6, Cl. SE, 68.224%, 2/25/35 (6)                      2,162,862          198,856
Trust 2005-71, Cl. SA, 73.267%, 8/25/25 (6)                     1,915,291          143,608
Trust 2005-87, Cl. SE, 99.999%, 10/25/35 (6)                    4,534,561          321,938
Trust 2005-87, Cl. SG, 98.88%, 10/25/35 (6)                     4,245,594          359,856
Trust 2006-33, Cl. SP, 65.556%, 5/25/36 (6)                     4,855,758          505,898
Trust 214, Cl. 2, 17.267%, 3/1/23 (6)                             728,628          164,234
Trust 222, Cl. 2, 6.893%, 6/1/23 (6)                              993,477          270,540
Trust 240, Cl. 2, 11.388%, 9/1/23 (6)                           1,559,162          241,961
Trust 247, Cl. 2, 15.004%, 10/1/23 (6)                            195,159           47,646
Trust 252, Cl. 2, 12.419%, 11/1/23 (6)                            729,673          167,343
Trust 273, Cl. 2, 4.521%, 8/1/26 (6)                              202,482           36,172
Trust 302, Cl. 2, (9.691)%, 6/1/29 (6)                            289,520           40,956
Trust 319, Cl. 2, (1.22)%, 2/1/32 (6)                             294,613           41,531
Trust 321, Cl. 2, (5.641)%, 4/1/32 (6)                          3,032,360          421,712
Trust 331, Cl. 9, 22.35%, 2/1/33 (6)                              100,558           11,363
Trust 333, Cl. 2, (12.058)%, 4/1/33 (6)                         1,585,282          193,881
Trust 334, Cl. 17, 29.248%, 2/1/33 (6)                            487,509           83,432
Trust 334, Cl. 3, 13.538%, 7/1/33 (6)                             282,034           31,644
Trust 338, Cl. 2, (13.036)%, 7/1/33 (6)                           676,816           81,689
Trust 339, Cl. 12, 13.466%, 7/1/33 (6)                          1,080,737          138,805
Trust 339, Cl. 7, 11.519%, 7/1/33 (6)                           2,228,342          246,696
Trust 339, Cl. 8, 12.211%, 8/1/33 (6)                             155,649           17,467
Trust 342, Cl. 2, (1.125)%, 9/1/33 (6)                             30,138            4,309
Trust 343, Cl. 13, 12.001%, 9/1/33 (6)                            867,667           91,763
Trust 343, Cl. 18, 14.18%, 5/1/34 (6)                             152,808           21,421

                          6 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                              Principal
                                                                Amount           Value
                                                             ------------     ------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 345, Cl. 9, 13.49%, 1/1/34 (6)                         $  1,412,906     $    154,317
Trust 346, Cl. 2, (12.874)%, 12/1/33 (6)                          709,413           85,220
Trust 351, Cl. 10, 14.256%, 4/1/34 (6)                            261,527           28,337
Trust 351, Cl. 11, 12.86%, 11/1/34 (6)                            173,577           19,272
Trust 351, Cl. 8, 12.789%, 4/1/34 (6)                             521,872           56,540
Trust 355, Cl. 7, 9.047%, 11/1/33 (6)                              95,416           12,440
Trust 356, Cl. 10, 13.15%, 6/1/35 (6)                             464,508           51,002
Trust 356, Cl. 12, 13.355%, 2/1/35 (6)                            239,668           25,910
Trust 356, Cl. 6, 13.305%, 12/1/33 (6)                            123,984           13,529
Trust 362, Cl. 12, 12.97%, 8/1/35 (6)                           4,436,371          591,069
Trust 362, Cl. 13, 12.955%, 8/1/35 (6)                          2,454,849          326,724
Trust 364, Cl. 16, 14.77%, 9/1/35 (6)                           1,112,686          176,965

Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 6.811%,
9/25/23 (7)                                                       367,809          312,729
                                                                              ------------
                                                                               126,788,248

GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
5.375%, 4/8/26 (2)                                                 17,414           17,232
7%, 4/29/09-4/29/26                                               174,484          184,796
7.50%, 3/29/09-5/29/27                                            569,220          603,263
8%, 5/30/17                                                        25,159           26,919
8.50%, 8/1/17-12/15/17                                             15,730           16,809

Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 67.30%, 1/16/27 (6)                       706,614          101,314
Series 2002-15, Cl. SM, 58.098%, 2/16/32 (6)                      577,068           85,316
Series 2002-76, Cl. SY, 58.276%, 12/16/26 (6)                   1,438,999          220,856
Series 2004-11, Cl. SM, 39.678%, 1/17/30 (6)                      454,698           49,878
                                                                              ------------
                                                                                 1,306,383

NON-AGENCY--9.9%
COMMERCIAL--4.4%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2006-1, Cl. AM,
5.421%, 9/1/45                                                  3,700,000        1,896,379

Banc of America Funding Corp., Mtg. Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32              801,631          767,510

ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1B, 1.495%, 9/25/36 (2)         198,552          190,236

Citigroup Commercial Mortgage Trust 2008-C7,
Commercial Mtg. Pass-Through Certificates, Series
2008-C7, Cl. AM, 6.096%, 12/1/49 (2)                            1,700,000          803,351

Citigroup Mortgage Loan Trust, Inc. 2006-WF1,
Asset-Backed Pass-Through Certificates, Series
2006-WF1, Cl. A2B, 5.536%, 3/1/36                                  52,868           52,432

CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 0.871%, 10/25/36 (2)                   2,699,769        1,167,074
Series 2006-A5, Cl. 1A13, 0.921%, 10/25/36 (2)                  1,426,707          582,901

                          7 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                              Principal
                                                                Amount           Value
                                                             ------------     ------------
COMMERCIAL CONTINUED
CWALT Alternative Loan Trust 2006-HY13, Mtg.
Pass-Through Certificates, Series 2006-HY13, Cl. 3A1,
5.97%, 1/1/47 (2)                                            $    561,553     $    373,540

Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                          356,322          327,971
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                      1,286,225        1,030,572
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                            139,092          134,053

First Horizon Alternative Mortgage Securities Trust
2004-FA2, Mtg. Pass-Through Certificates, Series
2004-FA2, Cl. 3A1, 6%, 1/25/35                                    709,668          518,845

First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                 827,581          778,022

GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39              960,000          944,976

JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates, Series
2005-LDP4, Cl. AM, 4.999%, 10/1/42                              1,000,000          590,835

JPMorgan Chase Commercial Mortgage Securities Trust,
Commercial Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                        555,000          438,740
Series 2007-LD11, Cl. A2, 5.804%, 6/15/49 (2)                     640,000          491,184

LB-UBS Commercial Mortgage Trust 2006-C1, Commercial
Mtg. Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                           810,000          707,383
Series 2006-C1, Cl. AM, 5.217%, 2/11/31 (2)                     2,090,000        1,054,478

Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg.
Pass-Through Certificates, Series 2004-13, Cl. 2A2,
4.555%, 4/1/34 (2)                                                774,285          592,837

Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34              1,259,695          920,996

Merrill Lynch Mortgage Investors Trust 2005-A9, Mtg.
Asset-Backed Certificates, Series 2005-A9, Cl. 4A1,
5.492%, 12/1/35 (2)                                             2,085,007        1,363,655

Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-9, Commercial Mtg. Pass-Through Certificates,
Series 2007-9, Cl. A4, 5.70%, 9/1/17                            2,110,000        1,468,810

Nomura Asset Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                                     88,312           88,195

RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A114,
5.75%, 4/25/37                                                  1,193,622          521,240

Residential Asset Securitization Trust 2006-A9CB, Mtg.
Pass-Through Certificates, Series 2006-A9CB, Cl. A5,
6%, 9/25/36                                                     1,486,920          727,401

STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through
Certificates, Series 2007-3, Cl. 1A1, 5.66%, 6/1/37
(2,3)                                                           2,690,779        1,345,389

WaMu Mortgage Pass-Through Certificates 2006-AR8
Trust, Mtg. Pass-Through Certificates, Series
2006-AR8, Cl. 1A4, 5.871%, 8/1/46 (2)                           3,385,917        1,884,807

WaMu Mortgage Pass-Through Certificates 2007-HY1
Trust, Mtg. Pass-Through Certificates, Series
2007-HY1, Cl. 1A2, 5.706%, 2/25/37 (2,3)                          714,960          164,441

                          8 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                              Principal
                                                                Amount           Value
                                                             ------------     ------------
COMMERCIAL CONTINUED
WaMu Mortgage Pass-Through Certificates 2007-HY3
Trust, Mtg. Pass-Through Certificates, Series
2007-HY3, Cl. 2A2, 5.668%, 3/1/37 (2)                        $  1,808,752     $    467,485

WaMu Mortgage Pass-Through Certificates 2007-HY4
Trust, Mtg. Pass-Through Certificates, Series
2007-HY4, Cl. 5A1, 5.548%, 11/1/36 (2)                            531,324          349,161

WaMu Mortgage Pass-Through Certificates 2007-HY5
Trust, Mtg. Pass-Through Certificates, Series
2007-HY5, Cl. 2A3, 5.647%, 5/1/37 (2)                             556,578          355,910
                                                                              ------------
                                                                                23,100,809

MANUFACTURED HOUSING--0.3%
Wells Fargo Mortgage-Backed Securities 2006-AR12
Trust, Mtg. Pass-Through Certificates, Series
2006-AR12, Cl. 2A1, 6.099%, 9/25/36 (2)                         2,793,904        1,796,051

MULTIFAMILY--2.2%
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 2003-E, Cl. 2A2,
4.71%, 6/25/33 (2)                                              1,560,874        1,233,694

Citigroup Mortgage Loan Trust, Inc. 2006-AR5,
Asset-Backed Pass-Through Certificates, Series
2006-AR5, Cl. 1A3A, 5.89%, 7/25/36 (2)                          1,151,222          603,646

CWALT Alternative Loan Trust 2005-85CB, Mtg.
Pass-Through Certificates, Series 2005-85CB, Cl. 2A3,
5.50%, 2/25/36                                                  1,730,000        1,325,453

GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through
Certificates:
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35 (2)                   2,423,173        1,753,653
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                          1,600,000        1,279,159

GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
Certificates, Series 2005-AR7, Cl. 3A1, 5.14%,
11/25/35 (2)                                                    3,903,375        2,469,647

Wells Fargo Mortgage-Backed Securities 2004-AA Trust,
Mtg. Pass-Through Certificates, Series 2004-AA, Cl.
2A, 4.992%, 12/25/34 (2)                                          801,972          620,926

Wells Fargo Mortgage-Backed Securities 2004-S Trust,
Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1,
3.742%, 9/25/34 (2)                                               659,866          482,925

Wells Fargo Mortgage-Backed Securities 2006-AR10
Trust, Mtg. Pass-Through Certificates, Series
2006-AR10, Cl. 4A1, 5.557%, 7/25/36 (2)                         1,652,884        1,084,143

Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
2A6, 5.093%, 3/25/36 (2)                                          659,032          183,623

Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 5.093%, 3/25/36 (2)                                          846,115          607,683
                                                                              ------------
                                                                                11,644,552

RESIDENTIAL--3.0%
CWALT Alternative Loan Trust 2004-24CB, Mtg.
Pass-Through Certificates, Series 2004-24CB, Cl. 1A1,
6%, 11/1/34                                                     1,348,265        1,188,117

                          9 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                              Principal
                                                                Amount           Value
                                                             ------------     ------------
RESIDENTIAL CONTINUED
CWALT Alternative Loan Trust 2004-28CB, Mtg.
Pass-Through Certificates, Series 2004-28CB, Cl. 3A1,
6%, 1/1/35                                                   $  1,089,248     $    742,102

CWALT Alternative Loan Trust 2005-18CB, Mtg.
Pass-Through Certificates, Series 2005-18CB, Cl. A8,
5.50%, 5/25/36                                                  2,340,000        1,729,256

CWALT Alternative Loan Trust 2005-J1, Mtg.
Pass-Through Certificates, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                                  1,696,347        1,086,470

CWALT Alternative Loan Trust 2005-J3, Mtg.
Pass-Through Certificates, Series 2005-J3, Cl. 3A1,
6.50%, 9/25/34                                                    987,005          850,429

LB-UBS Commercial Mortgage Trust 2007-C7, Commercial
Mtg. Pass-Through Certificates, Series 2007-C7, Cl.
AM, 6.166%, 9/11/45 (2)                                         1,220,000          577,128

Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg.
Pass-Through Certificates, Series 2006-AR, Cl. 5A3,
5.416%, 6/25/36 (2)                                             1,070,000          741,596

RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                                    517,358          515,717

RALI Series 2004-QS10 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2004-QS10, Cl. A3,
0.971%, 7/25/34 (2)                                               353,219          297,489

RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                                       715,148          688,321

RALI Series 2006-QS5 Trust,, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS5, Cl. 2A2,
6%, 5/1/36                                                        370,081          361,865

WaMu Mortgage Pass-Through Certificates 2003-AR9
Trust, Mtg. Pass-Through Certificates, Series
2003-AR9, Cl. 2A, 4.491%, 9/25/33 (2)                             980,668          845,679

WaMu Mortgage Pass-Through Certificates 2006-AR8
Trust, Mtg. Pass-Through Certificates, Series
2006-AR8, Cl. 2A1, 6.127%, 8/25/36 (2)                          3,192,230        2,123,480

WaMu Mortgage Pass-Through Certificates 2007-HY2
Trust, Mtg. Pass-Through Certificates, Series
2007-HY2, Cl. 2A1, 6.615%, 11/1/36 (2)                            295,102          168,469

Washington Mutual Mortgage Pass-Through Certificates,
Mtg. Pass-Through Certificates, Series 2007-1, Cl.
1A8, 6%, 2/25/37                                                3,569,310        3,122,663

Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series 2004-R, Cl.
2A1, 4.368%, 9/1/34 (2)                                           217,134          155,444

Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR5, Cl.
2A2, 5.545%, 4/1/36 (2,3)                                       1,436,316          373,442
                                                                              ------------
                                                                                15,567,667
                                                                              ------------
Total Mortgage-Backed Obligations (Cost $203,425,966)                          180,203,710

NON-CONVERTIBLE CORPORATE BONDS AND NOTES--10.6%
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series
B, 10/15/93                                                       500,000          411,586
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                  1,715,000        1,037,575

                         10 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                              Principal
                                                                Amount           Value
                                                             ------------     ------------
American International Group, Inc., 6.25% Jr. Sub.
Bonds, 3/15/37                                               $  1,160,000     $    434,246

Axa SA, 6.379% Sub. Perpetual Bonds (8,9)                       4,620,000        2,070,310

Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K (9)                         2,290,000        1,649,533
8.125% Perpetual Bonds, Series M (9)                              495,000          370,879

Barclays Bank plc, 6.278% Perpetual Bonds (9)                   5,230,000        3,027,490

Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                     660,000          561,676

Capmark Financial Group, Inc.:
3.038% Sr. Unsec. Nts., 5/10/10 (2)                               730,000          372,653
5.875% Sr. Unsec. Nts., 5/10/12                                 1,160,000          395,779

Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                      960,000          916,800

CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts.,
7/1/10                                                          1,320,000        1,159,182

Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57 (2)                              3,300,000        2,550,824
8.40% Perpetual Bonds, Series E (9)                             1,595,000        1,055,156

Clear Channel Communications, Inc., 6.25% Nts., 3/15/11         1,425,000          434,625
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                 440,000          516,688

Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub.
Nts., 8/1/12                                                      405,000          361,860

Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10           3,920,000        3,137,090

General Motors Acceptance Corp., 8% Bonds, 11/1/31              2,925,000        1,714,521

Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
2/15/34                                                         3,665,000        2,666,460

HBOS plc, 6.413% Sub. Perpetual Bonds, Series A (8,9)           6,200,000        2,408,489

HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 (2)        5,240,000        2,194,889

JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1 (9)       2,585,000        2,155,957

Kaneb Pipe Line Operating Partnership LP, 5.875% Sr.
Unsec. Nts., 6/1/13                                             1,630,000        1,373,182

Lehman Brothers Holdings, Inc., 7.50% Sub. Nts.,
5/11/38 (10)                                                    6,325,000              633

Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                      380,000          378,100

Macy's Retail Holdings, Inc., 4.80% Sr. Nts., 7/15/09           1,200,000        1,137,544

MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34               1,100,000          447,557

Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38        2,995,000        3,309,661

MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/38 (2)             600,000          419,330

MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36 (2)        3,450,000        2,074,785

MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                     2,065,000        1,982,400

Monongahela Power Co., 7.36% Unsec. Nts., Series A,
1/15/10                                                         1,535,000        1,503,020

NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09               1,335,000        1,339,060

PF Export Receivables Master Trust, 3.748% Sr. Nts.,
Series B, 6/1/13 (8)                                              381,972          406,075

Popular North America, Inc., 4.70% Nts., 6/30/09                1,930,000        1,886,529

Prudential Holdings LLC, 8.695% Bonds, Series C,
12/18/23 (8)                                                    2,520,000        2,433,453

Prudential Insurance Co. of America, 8.30% Nts.,
7/1/25 (8)                                                      2,140,000        1,446,075

TEPPCO Partners LP, 6.125% Nts., 2/1/13                           930,000          828,144

Valero Logistics Operations LP, 6.05% Nts., 3/15/13               435,000          372,653

Washington Mutual Bank NV, 3.337% Sr. Unsec. Nts.,
5/1/09 (10)                                                     2,185,000          644,575

Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09             1,450,000        1,444,081

                         11 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                              Principal
                                                                Amount           Value
                                                             ------------    -------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%
Nts., 12/1/14                                                $  1,190,000    $     904,402
                                                                             -------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $85,749,912)                                                              55,935,527

CONVERTIBLE CORPORATE BONDS AND NOTES--0.5%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15                     4,675,000        2,886,813
(Cost $3,651,333)


                                                                Shares
                                                             ------------
INVESTMENT COMPANY--4.7%
Oppenheimer Institutional Money Market Fund, Cl. E,
1.96% (11,12) (Cost $24,676,561)                               24,676,561       24,676,561

Total Investments, at Value (Cost $779,898,808)                     120.4%     636,542,493
Liabilities in Excess of Other Assets                               (20.4)    (107,863,187)
                                                             ------------    -------------

Net Assets                                                          100.0%   $ 528,679,306
                                                             ============    =============

Footnotes to Statement of Investments

1.    Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $2,125,591, which represents 0.40% of the Fund's net assets. See accompanying Notes.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $844,738. See accompanying Notes.

5. When-issued security or delayed delivery to be delivered and settled after December 31, 2008. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $10,964,875 or 2.07% of the Fund's net assets as of December 31, 2008.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $527,449 or 0.10% of the Fund's net assets as of December 31, 2008.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,764,402 or 1.66% of the Fund's net assets as of December 31, 2008.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10.   Issue is in default. See accompanying Notes.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES              GROSS          GROSS               SHARES
                                                      SEPTEMBER 30, 2008     ADDITIONS      REDUCTIONS      DECEMBER 31, 2008
                                                      ------------------    -----------    ------------     -----------------
OFI Liquid Assets Fund, LLC                                           --        580,000         580,000                    --
Oppenheimer Institutional Money Market Fund, Cl. E            21,175,009    151,699,013     148,197,461            24,676,561

                                                                                              VALUE          INCOME
                                                                                           ------------    ----------
OFI Liquid Assets Fund, LLC                                                                $         --    $       96 (a)
Oppenheimer Institutional Money Market Fund, Cl. E                                           24,676,561       169,896
                                                                                           ------------    ----------
                                                                                           $ 24,676,561    $  169,992
                                                                                           ============    ==========

a. Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

12.   Rate shown is the 7-day yield as of December 31, 2008.

                         12 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                                     INVESTMENTS IN      OTHER FINANCIAL
VALUATION DESCRIPTION                                  SECURITIES          INSTRUMENTS*
----------------------------------------------       --------------      ---------------
Level 1--Quoted Prices                               $  345,110,219      $      (939,828)
Level 2--Other Significant Observable Inputs            291,432,274           (1,267,024)
Level 3--Significant Unobservable Inputs                         --                   --
                                                     --------------      ---------------
      Total                                          $  636,542,493      $    (2,206,852)
                                                     ==============      ===============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

FUTURES CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                                                                   UNREALIZED
                                         NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION          BUY/SELL   CONTRACTS      DATE         VALUE       (DEPRECIATION)
---------------------------   --------   ---------   ----------   ------------   --------------
U.S. Treasury Bonds, 10 yr.      Buy        196       3/20/09     $ 24,647,000    $     289,595
U.S. Treasury Bonds, 20 yr.      Buy        193       3/20/09       26,643,047        2,479,009
U.S. Treasury Nts., 2 yr.       Sell        360       3/31/09       78,502,500         (284,454)
                                                                                  -------------
                                                                                  $   2,484,150
                                                                                  ====--=======

CREDIT DEFAULT SWAP CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                                                           PAY/                   UPFRONT
                                                  BUY/SELL    NOTIONAL   RECEIVE                  PAYMENT
SWAP                                               CREDIT      AMOUNT     FIXED    TERMINATION   RECEIVED/
REFERENCE ENTITY        COUNTERPARTY             PROTECTION   (000'S)      RATE        DATE        (PAID)       VALUE
---------------------   ----------------------   ----------   --------   -------   -----------   ---------   -----------
ABX.HE.AA.06-2 Index:
                        Barclays Bank plc           Sell      $    750     0.170%    5/25/46     $ 580,213   $  (658,687)
                        Deutsche Bank AG            Sell           470     0.170     5/25/46        56,396      (412,777)
                        Goldman Sachs Bank USA      Sell           165     0.170     5/25/46        13,595      (144,911)
                        Goldman Sachs Bank USA      Sell           700     0.170     5/25/46       276,483      (614,775)
                        Morgan Stanley Capital
                         Services, Inc.             Sell           165     0.170     5/25/46        13,182      (144,911)
                        Morgan Stanley Capital
                         Services, Inc.             Sell           320     0.170     5/25/46        31,998      (281,040)
                                                              --------                           ---------   -----------
                                                   Total         2,570                             971,867    (2,257,101)

Allied Waste North
America, Inc.:
                        Deutsche Bank AG            Sell           630     2.000     9/20/09            --         4,864
                        Deutsche Bank AG            Sell           990     2.000     9/20/09            --         7,644
                                                              --------                           ---------   -----------
                                                   Total         1,620                                  --        12,508

                         13 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

American International
Group, Inc.:

                                Barclays Bank plc                        Sell     535   3.000    3/20/09         -       (3,135)
                                Barclays Bank plc                        Sell   1,480   4.000    3/20/09         -       (5,101)
                                Barclays Bank plc                        Sell   1,290   5.350    3/20/09         -         (243)
                                Deutsche Bank AG                         Sell   1,870   4.000    3/20/09         -       (6,446)
                                Morgan Stanley Capital Services, Inc.    Sell   1,120   4.000    3/20/09         -       (3,861)
                                                                                -----                      -------   ----------
                                                                        Total   6,295                            -      (18,786)

Capmark Financial
Group, Inc.:
                                Barclays Bank plc                        Sell   1,020   1.000    6/20/12         -     (534,645)
                                Goldman Sachs Bank USA                   Sell   1,065   0.950    6/20/12         -     (558,947)
                                Morgan Stanley Capital Services, Inc.    Sell     225   5.000    6/20/12    60,750     (105,855)
                                                                                -----                      -------   ----------
                                                                        Total   2,310                       60,750   (1,199,447)

CDX North America Investment
Grade Index, Series 7           Deutsche Bank AG                          Buy   3,514   0.400   12/20/11      (370)     128,041
                                                                                -----                      -------   ----------
                                                                        Total   3,514                         (370)     128,041

Cemex SAB de CV                 Deutsche Bank AG                         Sell     620   2.000    3/20/09         -       (9,069)
                                                                                -----                      -------   ----------
                                                                        Total     620                            -       (9,069)
Centex Corp.:
                                Barclays Bank plc                        Sell      80   4.650    9/20/09         -         (106)
                                Deutsche Bank AG                         Sell     280   1.550    9/20/09         -       (6,702)
                                                                                -----                      -------   ----------
                                                                        Total     360                            -       (6,808)

CIT Group, Inc.                 Barclays Bank plc                        Sell     280  10.500    6/20/09         -        3,701
                                                                                -----                      -------   ----------
                                                                        Total     280                            -        3,701

Countrywide Home Loans, Inc.    Morgan Stanley Capital Services, Inc.    Sell   3,180   0.420    6/20/09         -      (12,082)
                                                                                -----                      -------   ----------
                                                                        Total   3,180                            -      (12,082)
Energy Future Holdings
Corp.:
                                Credit Suisse International              Sell     355   5.910   12/20/12         -      (97,433)
                                Credit Suisse International              Sell     340   6.050   12/20/12         -      (92,218)
                                Credit Suisse International              Sell     355   6.000   12/20/12         -      (96,696)
                                                                                -----                      -------   ----------
                                                                        Total   1,050                            -     (286,347)

Ford Motor Co.:
                                Deutsche Bank AG                         Sell     805   5.000   12/20/18   434,700     (568,551)
                                Morgan Stanley Capital Services, Inc.    Sell   2,090   7.150   12/20/16         -   (1,359,960)
                                Morgan Stanley Capital Services, Inc.    Sell     990   7.050   12/20/16         -     (651,735)
                                                                                -----                      -------   ----------
                                                                        Total   3,885                      434,700   (2,580,246)
General Electric
Capital Corp.:
                                Barclays Bank plc                        Sell     760   8.000   12/20/09         -       22,392
                                Barclays Bank plc                        Sell     905   5.750   12/20/09         -        7,083
                                Credit Suisse International              Sell     710   8.000   12/20/09         -       20,919
                                                                                -----                      -------   ----------
                                                                        Total   2,375                            -       50,394

General Motors Corp.:
                                Deutsche Bank AG                         Sell     660   5.000   12/20/18   442,200     (522,529)
                                Morgan Stanley Capital Services, Inc.    Sell   1,035   5.800   12/20/16         -     (818,691)
                                Morgan Stanley Capital Services, Inc.    Sell   1,005   5.750   12/20/16         -     (795,397)
                                                                                -----                      -------   ----------
                                                                        Total   2,700                      442,200   (2,136,617)

Goldman Sachs Group,
Inc. (The):
                                Barclays Bank plc                        Sell   1,140   5.750   12/20/09         -       23,232
                                Deutsche Bank AG                         Sell   1,145   5.500   12/20/09         -       20,554
                                Deutsche Bank AG                         Sell     930   5.450   12/20/09         -       16,242
                                                                                -----                      -------   ----------
                                                                        Total   3,215                            -       60,028
Hartford Financial Services
Group, Inc.                     Morgan Stanley Capital Services, Inc.    Sell     620   2.400    3/20/09         -       (6,194)
                                                                                -----                      -------   ----------
                                                                        Total     620                            -       (6,194)

                         14 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

HCP, Inc.                       Barclays Bank plc                        Sell     935   4.600    3/20/09         -        1,072
                                                                                -----                      -------   ----------
                                                                        Total     935                            -        1,072

Idearc, Inc.                    Credit Suisse International              Sell     130   5.000   12/20/09    26,650      (94,042)
                                                                                -----                      -------   ----------
                                                                        Total     130                       26,650      (94,042)

iStar Financial, Inc.:
                                Barclays Bank plc                        Sell   1,000   4.400   12/20/12         -     (542,177)
                                Credit Suisse International              Sell     145   4.000   12/20/12         -      (78,981)
                                Credit Suisse International              Sell     340   12.000    3/20/09        -      (37,180)
                                Deutsche Bank AG                         Sell     160   4.320   12/20/12         -      (86,829)
                                Deutsche Bank AG                         Sell     845   12.000    3/20/09        -      (92,404)
                                Goldman Sachs Bank USA                   Sell     165   3.950   12/20/12         -      (89,927)
                                                                                -----                      -------   ----------
                                                                        Total   2,655                            -     (927,498)

J.C. Penney Corp., Inc.:
                                Morgan Stanley Capital Services, Inc.    Sell   1,050   1.070   12/20/17         -     (204,527)
                                Morgan Stanley Capital Services, Inc.    Sell   1,105   1.300   12/20/17         -     (199,488)
                                                                                -----                      -------   ----------
                                                                        Total   2,155                            -     (404,015)

Jones Apparel Group, Inc.:
                                Deutsche Bank AG                          Buy     615   2.635    6/20/18         -      137,353
                                Morgan Stanley Capital Services, Inc.     Buy   1,210   2.970    6/20/18         -      248,221
                                                                                -----                      -------   ----------
                                                                        Total   1,825                            -      385,574
                                                                                -----                      -------   ----------
                                Deutsche Bank AG                         Sell     615   2.720    6/20/13         -     (121,965)
                                Morgan Stanley Capital Services, Inc.    Sell   1,210   3.200    6/20/13         -     (221,343)
                                                                                -----                      -------   ----------
                                                                        Total   1,825                            -     (343,308)

Kohl's Corp.:
                                Barclays Bank plc                         Buy     595   1.180    6/20/18         -       53,120
                                Barclays Bank plc                         Buy     600   1.040    6/20/18         -       59,674
                                Deutsche Bank AG                          Buy     595   1.300    6/20/18         -       47,928
                                Morgan Stanley Capital Services, Inc.     Buy   1,575   0.660   12/20/17         -      192,128
                                Morgan Stanley Capital Services, Inc.     Buy   1,655   0.870   12/20/17         -      177,575
                                                                                -----                      -------   ----------
                                                                        Total   5,020                            -      530,425
                                                                                -----                      -------   ----------
                                Barclays Bank plc                        Sell     595   1.080    6/20/13         -      (40,030)
                                Barclays Bank plc                        Sell     600   0.900    6/20/13         -      (44,643)
                                Deutsche Bank AG                         Sell     595   1.180    6/20/13         -      (37,675)
                                                                                -----                      -------   ----------
                                                                        Total   1,790                            -     (122,348)

Liz Claiborne, Inc.:
                                Morgan Stanley Capital Services, Inc.     Buy   1,185   2.900    6/20/18         -      366,904
                                                                                -----                      -------   ----------
                                                                        Total   1,185                            -      366,904
                                                                                -----                      -------   ----------
                                Deutsche Bank AG                         Sell   2,300   3.250    6/20/09         -      (67,532)
                                Morgan Stanley Capital Services, Inc.    Sell   1,185   3.100    6/20/13         -     (314,546)
                                                                                -----                      -------   ----------
                                                                        Total   3,485                            -     (382,078)

Louisiana-Pacific Corp.         Morgan Stanley Capital Services, Inc.    Sell   1,190   6.250    9/20/09         -     (101,684)
                                                                                -----                      -------   ----------
                                                                        Total   1,190                            -     (101,684)

Merrill Lynch & Co., Inc.:
                                Barclays Bank plc                        Sell   2,355   4.150    9/20/09         -        3,139
                                Credit Suisse International              Sell   1,175   4.150    9/20/09         -        1,566
                                                                                -----                      -------   ----------
                                                                        Total   3,530                            -        4,705

Morgan Stanley                  Credit Suisse International              Sell   1,575   7.800   12/20/13         -      235,576
                                                                                -----                      -------   ----------
                                                                        Total   1,575                            -      235,576

Prudential Financial, Inc.      Deutsche Bank AG                         Sell   1,005   2.050    6/20/09         -      (32,082)
                                                                                -----                      -------   ----------
                                                                                1,005                            -      (32,082)

Pulte Homes, Inc.               Goldman Sachs Bank USA                   Sell   1,605   2.750    9/20/09         -       (2,256)
                                                                                -----                      -------   ----------
                                                                        Total   1,605                            -       (2,256)
Reliant Energy, Inc.:
                                Credit Suisse International              Sell     610   9.000   12/20/09         -      (15,308)
                                Credit Suisse International              Sell     630   9.000   12/20/09         -      (15,810)
                                                                                -----                      -------   ----------
                                                                        Total   1,240                            -      (31,118)

                         15 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

R.H. Donnelley Corp.     Goldman Sachs International              Sell    1,350   9.000    3/20/09             -         (58,206)
                                                                         ------                      -----------   -------------
                                                                 Total    1,350                                -         (58,206)

Rite Aid Corp.:
                         Credit Suisse International              Sell      260   7.500    3/20/09             -         (13,304)
                         Credit Suisse International              Sell      650   5.000    9/20/09        39,000        (115,519)
                                                                         ------                      -----------   -------------
                                                                 Total      910                           39,000        (128,823)

Sprint Nextel Corp.:
                         Credit Suisse International              Sell    2,695   6.300    3/20/09             -         (37,531)
                         Goldman Sachs International              Sell      970   6.300    3/20/09             -         (13,509)
                                                                         ------                      -----------   -------------
                                                                 Total    3,665                                -         (51,040)

Temple-Inland, Inc.      Deutsche Bank AG                         Sell      295   3.000    9/20/09             -         (17,538)
                                                                         ------                      -----------   -------------
                                                                 Total      295                                -         (17,538)

Tenet Healthcare Corp.   Deutsche Bank AG                         Sell    1,725   1.600    3/20/09             -         (39,964)
                                                                         ------                      -----------   -------------
                                                                 Total    1,725                                -         (39,964)

Tribune Co.:
                         Credit Suisse International              Sell      105   5.000    1/16/09        23,100         (98,450)
                         Credit Suisse International              Sell      560   5.000    1/16/09       128,800        (525,068)
                         Credit Suisse International              Sell       35   5.000    1/16/09        11,200         (32,817)
                         Credit Suisse International              Sell      335   5.000    1/16/09       117,250        (314,103)
                         Credit Suisse International              Sell      435   5.000    1/16/09       169,650        (407,866)
                                                                         ------                      -----------   -------------
                                                                 Total    1,470                          450,000      (1,378,304)

Univision
Communications, Inc.:
                         Goldman Sachs International              Sell      320   5.000    6/20/09        32,000        (105,790)
                         Goldman Sachs International              Sell      125   5.000    6/20/09        13,750         (41,324)
                         Goldman Sachs International              Sell      340   5.000    6/20/09        20,400        (112,402)
                         Morgan Stanley Capital Services, Inc.    Sell      265   5.000   12/20/09        18,550         (91,004)
                         Morgan Stanley Capital Services, Inc.    Sell      275   5.000   12/20/09        35,750         (94,438)
                                                                         ------                      -----------   -------------
                                                                 Total    1,325                          120,450        (444,958)

Vale Overseas:
                         Morgan Stanley Capital Services, Inc.     Buy    1,055   0.700    3/20/17             -         168,386
                         Morgan Stanley Capital Services, Inc.     Buy    1,065   0.630    3/20/17             -         174,612
                                                                         ------                      -----------   -------------
                                                                          2,120                                -         342,998
                                                                         ------                      -----------   -------------

                         Morgan Stanley Capital Services, Inc.    Sell    1,055   1.170    3/20/17             -        (134,082)
                         Morgan Stanley Capital Services, Inc.    Sell    1,065   1.100    3/20/17             -        (140,158)
                                                                         ------                      -----------   -------------
                                                                 Total    2,120                                -        (274,240)

Vornado Realty LP:
                         Credit Suisse International              Sell      615   3.600    3/20/09             -          (5,345)
                         Deutsche Bank AG                         Sell    1,255   3.875    6/20/09             -         (10,062)
                                                                         ------                      -----------   -------------
                                                                 Total    1,870                                -         (15,407)

XL Capital Ltd.:
                         Barclays Bank plc                        Sell    1,295   3.550    9/20/09             -         (96,111)
                         Deutsche Bank AG                         Sell    1,475   3.550    9/20/09             -        (109,470)
                                                                         ------                      -----------   -------------
                                                                 Total    2,770                                -        (205,581)
                                                                         ------                      -----------   -------------
                                                      Grand Total Buys   13,664                             (370)      1,753,942

                                                     Grand Total Sells   71,700                        2,545,617     (13,199,203)
                                                                                                     -----------   -------------
                                            Total Credit Default Swaps                               $ 2,545,247   $ (11,445,261)
                                                                                                     ===========   =============

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

TYPE OF REFERENCE ASSET ON    TOTAL MAXIMUM POTENTIAL
WHICH THE FUND SOLD          PAYMENTS FOR SELLING CREDIT                         REFERENCE ASSET
PROTECTION                   PROTECTION (UNDISCOUNTED)     AMOUNT RECOVERABLE*    RATING RANGE**
--------------------------   ---------------------------   -------------------   ---------------
Asset-Backed Indexes         $                 2,570,000   $                 -                AA
Single Name Corporate Debt                    41,215,000             1,790,000       AAA to BBB-
Single Name Corporate Debt                    27,915,000             3,010,000          BB+ to D
                             ---------------------------   -------------------
Total                        $                71,700,000   $         4,800,000
                             ===========================   ===================

                         16 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

* Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The reference asset security rating, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential payment by the Fund if the reference asset experiences a credit event as of period end.

INTEREST RATE SWAP CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

REFERENCE ENTITY/                 NOTIONAL                                  RECEIVED BY   TERMINATION
SWAP COUNTERPARTY              AMOUNT (000'S)       PAID BY THE FUND         THE FUND         DATE         VALUE
----------------------------   --------------   -------------------------   -----------   -----------   -----------
USD BBA LIBOR:
 Credit Suisse International   $        4,640   Three-Month USD BBA LIBOR         5.428%       8/7/17   $ 1,185,882
            Deutsche Bank AG            3,920   Three-Month USD BBA LIBOR         5.445        8/8/17     1,007,699
                               --------------                                                           -----------
Total Interest Rate Swaps      $        8,560                                                           $ 2,193,581
                               ==============                                                           ===========

Abbreviation/Definition is as follows:

BBA LIBOR     British Bankers' Association London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                           NOTIONAL
REFERENCE ENTITY/                           AMOUNT    PAID BY   RECEIVED BY   TERMINATION
SWAP COUNTERPARTY                          (000'S)    THE FUND   THE FUND         DATE         VALUE
----------------------------------------   --------   --------  -----------   -----------   ------------
BANC OF AMERICA SECURITIES LLC AAA 10
YR. CMBS DAILY INDEX*:

         Goldman Sachs Group, Inc. (The)   $ 30,080       A         D           3/31/09     $  6,479,483

         Goldman Sachs Group, Inc. (The)     26,070       B         C           1/31/09       (6,193,580)

                                                                 Reference Entity Total          285,903
BARCLAYS CAPITAL U.S. CMBS AAA 8.5+*:
                                                                                            ------------
         Goldman Sachs Group, Inc. (The)      4,500       A         D            3/1/09          768,356

         Goldman Sachs Group, Inc. (The)      2,980       A         D            3/1/09          507,617

         Goldman Sachs Group, Inc. (The)      4,010       A         D            2/1/09          684,691

                          Morgan Stanley        480       A         D            3/1/09           80,813

                          Morgan Stanley      5,530       A         D            3/1/09          942,945

                          Morgan Stanley      5,840       A         D            3/1/09          988,486

                          Morgan Stanley        130       A         D            2/1/09           21,887

                          Morgan Stanley      3,130       A         D            2/1/09          532,646

                          Morgan Stanley      4,420       A         D            2/1/09          755,648

                          Morgan Stanley      1,910       A         D            2/1/09         323,968

                          Morgan Stanley      6,600       A         D            2/1/09          721,931

                          Morgan Stanley     12,500       A         D            3/1/09        1,369,765
                                                                                            ------------
                                                                    Reference Entity Total     7,698,753
                                                                                            ------------
                                                               Total of Total Return Swaps  $  7,984,656
                                                                                            ============

* The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index's underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index's underlying holdings, the spread widens.

Abbreviations/Definitions are as follows:

CMBS   Commercial Mortgage Backed Securities

A - The Fund makes periodic payments when credit spreads, as represented by the Reference Entity, widen.

B - The Fund makes periodic payments when credit spreads, as represented by the Reference Entity, narrow.

C - The Fund receives periodic payments when credit spreads, as represented by the Reference Entity, widen.

D - The Fund receives periodic payments when credit spreads, as represented by the Reference Entity, narrow.

                         17 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

SWAP SUMMARY AS OF DECEMBER 31, 2008 IS AS FOLLOWS:

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

                                                                          NOTIONAL
                                                  SWAP TYPE FROM           AMOUNT
SWAP COUNTERPARTY                                FUND PERSPECTIVE         (000'S)        VALUE
--------------------------------------   ------------------------------   ---------   ------------
Barclays Bank plc:
                                         Credit Default Buy Protection    $   1,195   $    112,794
                                         Credit Default Sell Protection      15,020     (1,864,259)
                                                                                      ------------
                                                                                        (1,751,465)

Credit Suisse International:
                                         Interest Rate                        4,640      1,185,882
                                         Credit Default Sell Protection      12,055     (1,819,610)
                                                                                      ------------
                                                                                          (633,728)

Deutsche Bank AG:
                                         Credit Default Buy Protection        4,724        313,322
                                         Interest Rate                        3,920      1,007,699
                                         Credit Default Sell Protection      18,670     (2,092,291)
                                                                                      ------------
                                                                                          (771,270)

Goldman Sachs Bank USA                   Credit Default Sell Protection       3,700     (1,410,816)
Goldman Sachs Group, Inc. (The)          Total Return                        67,640      2,246,567
Goldman Sachs International              Credit Default Sell Protection       3,105       (331,231)

Morgan Stanley Capital Services, Inc.:
                                         Credit Default Buy Protection        7,745      1,327,826
                                         Credit Default Sell Protection      19,150     (5,680,996)
                                                                                      ------------
                                                                                        (4,353,170)
Morgan Stanley                           Total Return                        40,540      5,738,089
                                                                                      ------------
                                                                        Total Swaps   $ (1,267,024)
                                                                                      ============

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's

                         18 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR DELAYED DELIVERY
                                BASIS TRANSACTIONS
                         -------------------------------
Purchased securities     $                   103,541,747

                         19 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2008, securities with an aggregate market value of $645,208, representing 0.12% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

                         20 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

                         21 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

As of the period end, the Fund has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractively priced in the bond market. The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. In addition, the Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.

ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The

                         22 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand

As of December 31, 2008, the Fund had no securities on loan.

                         23 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $  783,983,005
Federal tax cost of other investments      (32,241,850)
                                        --------------
Total federal tax cost                  $  751,741,155
                                        ==============

Gross unrealized appreciation           $   57,490,585
Gross unrealized depreciation             (201,168,724)
                                        --------------
Net unrealized depreciation             $ (143,678,139)
                                        ==============

                         24 | OPPENHEIMER BALANCED FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009